Change of accounting year - Summary of Condensed Statements Changes in Equity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 536,219	$ 225,318	$ 225,318	$ (141)
Common shares issued to acquire royalties			22,544	13,076
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.			8,991
Common shares issued for marketing services			899	345
Common shares issued upon exercise of common share purchase warrants			856	39
Share-based compensation - performance based restricted shares			276	409
Share-based compensation - share options	845		1,551	2,199
Net loss for the period	(2,204)		(17,346)	(15,006)
Balance	533,651		536,219	225,318
Transition Period [Member]
IfrsStatementLineItems [Line Items]
Balance		225,318	225,318
Common shares issued for marketing services		626
Common shares issued upon exercise of common share purchase warrants		530
Share-based compensation - performance based restricted shares		160
Share-based compensation - share options		446
Net loss for the period		(6,841)
Balance		526,196		225,318
Abitibi Royalties Inc. [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire			153,702
Abitibi Royalties Inc. [Member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties		153,702
Ely Gold Royalties Inc [member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire				$ 130,407
Golden Valley Mines and Royalties Ltd. [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire			143,264
Golden Valley Mines and Royalties Ltd. [Member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire		143,264
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.		8,991
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance	$ 551,074	$ 228,620	$ 228,620
Balance, shares	143,913,069	72,538,609	72,538,609	1
Common shares issued to acquire royalties			$ 22,544	$ 13,076
Common shares issued to acquire royalties, shares			9,651,130	15,000,000
Common shares issued for marketing services			$ 899	$ 345
Common shares issued for marketing services, shares			216,192	75,000
Common shares issued upon exercise of common share purchase warrants			$ 1,769	$ 66
Common shares issued upon exercise of common share purchase warrants, shares			402,938	15,086
Share-based compensation - performance based restricted shares			$ 276	$ 409
Balance	$ 551,074		$ 551,074	$ 228,620
Balance, shares	143,913,069		143,913,069	72,538,609
Issued capital [member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Balance		$ 228,620	$ 228,620
Balance, shares		72,538,609	72,538,609
Common shares issued for marketing services		$ 626
Common shares issued for marketing services, shares		120,000
Common shares issued upon exercise of common share purchase warrants		$ 760
Common shares issued upon exercise of common share purchase warrants, shares		164,692
Share-based compensation - performance based restricted shares		$ 160
Balance		$ 527,132		$ 228,620
Balance, shares		133,927,501		72,538,609
Issued capital [member] | Abitibi Royalties Inc. [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire			$ 153,702
Common shares issued to acquire, shares			31,625,931
Issued capital [member] | Abitibi Royalties Inc. [Member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties		$ 153,702
Common shares issued to acquire royalties, shares		31,625,931
Issued capital [member] | Ely Gold Royalties Inc [member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire				$ 130,407
Common shares issued to acquire, shares				30,902,176
Issued capital [member] | Golden Valley Mines and Royalties Ltd. [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire			$ 143,264
Common shares issued to acquire, shares			29,478,269
Issued capital [member] | Golden Valley Mines and Royalties Ltd. [Member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Common shares issued to acquire		$ 143,264
Common shares issued to acquire, shares		29,478,269
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance	$ 21,374	$ 11,404	$ 11,404	$ 0
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.			8,991
Common shares issued upon exercise of common share purchase warrants			(913)	(27)
Share-based compensation - share options	845		1,551	2,199
Balance	22,420		21,374	11,404
Other reserves [member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Balance		11,404	11,404
Common shares issued upon exercise of common share purchase warrants		(230)
Share-based compensation - share options		446
Balance		20,611		11,404
Other reserves [member] | Golden Valley Mines and Royalties Ltd. [Member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.		8,991
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance	(36,525)	(15,147)	(15,147)	(141)
Net loss for the period	(2,204)		(17,346)	(15,006)
Balance	(40,168)		(36,525)	(15,147)
Retained earnings [member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Balance		(15,147)	(15,147)
Net loss for the period		(6,841)
Balance		(21,988)		(15,147)
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance	296	441	441
Balance	$ 325		296	441
Accumulated other comprehensive income [member] | Transition Period [Member]
IfrsStatementLineItems [Line Items]
Balance		441	$ 441
Balance		$ 441		$ 441